BANK LOANS (Details Narrative)			6 Months Ended
	Jul. 17, 2020 USD ($)	Jul. 17, 2020 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jul. 17, 2020 CNY (¥)	Feb. 06, 2020 USD ($)
Line of Credit Facility [Line Items]
Operating lease right of use asset			$ 17,303,060			$ 17,537,096
Repayments of debt			216,736	¥ 1,571,686
Interest expense			154,884		$ 208,134
Loan payable			6,200,000
Cathay Bank [Membeer]
Line of Credit Facility [Line Items]
Loans payable to bank			1,200			887,000
Dongguan Rural Commercial Bank [Member]
Line of Credit Facility [Line Items]
Proceeds from loans	$ 7,000,000.0	¥ 50,000,000
Debt instrument description	The loans have tenure varying between three and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus difference basis points.	The loans have tenure varying between three and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus difference basis points.
Loans payable to bank			5,184,442			$ 4,555,467
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Cathay Bank [Membeer]
Line of Credit Facility [Line Items]
Maximum line of credit								$ 1,200,000
Outstanding balance			$ 1,200
Meijia [Member]
Line of Credit Facility [Line Items]
Loans receivable collateral for secured borrowings	$ 4,200,000						¥ 30,000,000
Meijia [Member] | Mr Silong Chen [Member]
Line of Credit Facility [Line Items]
Loans receivable collateral for secured borrowings	2,900,000						¥ 20,000,000
Meijia [Member] | Land [Member]
Line of Credit Facility [Line Items]
Operating lease right of use asset	1,800,000
Meijia [Member] | Building [Member]
Line of Credit Facility [Line Items]
Operating lease right of use asset	$ 4,800,000